Fees and Expenses	Apr. 29, 2025
Investor Shares [Member] | FAM Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Shares
Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.27%
Total Fund Operating Expenses[1]	1.17%
Fee Waiver/Expense Reimbursement[1]	0.01%
Net Fund Operating Expenses[1]	1.18%

[1]	The Advisor has contractually agreed, until May 1, 2026, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Investor Shares at 1.18%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Investor Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund’s Board of Trustees.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example
1-Year	3-Year	5-Year	10-Year
$120	$373	$645	$1,421

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	3.00%
Investor Shares [Member] | SUMMARY SECTION
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Shares
Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses[1]	1.22%

[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example
1-Year	3-Year	5-Year	10-Year
$124	$387	$670	$1,477

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	7.00%
Investor Shares [Member] | FAM Small Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Shares
Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses[1]	1.24%

[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also includes the contractual arrangement permitting the Advisor to recover amounts waived or reimbursed by the Advisor during prior years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example
1-Year	3-Year	5-Year	10-Year
$126	$393	$681	$1,500

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
Institutional [Member] | FAM Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.23%
Total Fund Operating Expenses[1]	1.13%
Fee Waiver/Expense Reimbursement[1]	(0.14)%
Net Fund Operating Expenses[1]	0.99%

[1]	The Advisor has contractually agreed, until May 1, 2026 to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional Shares at 0.99%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund’s Board of Trustees.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Expense Example
1-Year	3-Year	5-Year	10-Year
$101	$345	$609	$1,362

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	3.00%
Institutional [Member] | SUMMARY SECTION
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the Prospectus, which does not include “Acquired Fund Fees and Expenses.”
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.31%
Acquired Fund Fee Expenses	0.01%
Total Fund Operating Expenses[1,2]	1.22%
Fee Waiver/Expense Reimbursement[2]	(0.11)%
Net Fund Operating Expenses[2]	1.11%

[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the Prospectus, which does not include “Acquired Fund Fees and Expenses.”
[2]	As of the date of this Prospectus, the Institutional Class of the FAM Dividend Focus Fund has not commenced operations. Prior to the Institutional Class commencing operations, the Advisor contractually agreed, until May 1, 2026, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional Shares at 1.10%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund’s Board of Trustees.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Expense Example
1-Year	3-Year	5-Year	10-Year
$113	$376	$660	$1,468

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	7.00%
Institutional [Member] | FAM Small Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses[1]	1.14%

[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Expense Example
1-Year	3-Year	5-Year	10-Year
$116	$362	$628	$1,386

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%